Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Investment Strategy - Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”), which is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index's rebalance schedule will result in corresponding changes to the fund's rebalance schedule.In constructing the Underlying Index, Solactive AG (“Solactive” or “Index Provider”) begins with the universe of securities comprising the parent index, the Solactive GBS Emerging Markets Large & Mid Cap USD Index PR, which is designed to track the performance of the large and mid-capitalization segment covering approximately the largest 85% of the free-float market capitalization in the emerging markets. From this universe of securities, Solactive first seeks to identify only those companies operating in accordance with established standards for responsible ESG conduct in the following manner:Companies in the parent universe are initially excluded from the Underlying Index for:■Failure to observe established norms with respect to environment, human rights, corruption and labor rights (or if incorporated in countries identified with high social risk); ■Involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines); or ■Deriving a specified percentage of revenues from one of the following sectors (“Sector Criteria”): fossil fuel, oil sands, military, pornography, tobacco, gambling, alcohol or cannabis. All companies that do not trigger an exclusion listed above are included in the Underlying Index. In addition, companies that were initially excluded based on the Sector Criteria or for being incorporated in countries identified with high social risk may still be included in the Underlying Index if they have committed to setting “science-based” greenhouse gas emissions reduction targets by signing on to the Science Based Targets initiative (“SBTi”). Reduction targets are considered “science-based” if they are in line with what the latest climate science deems necessary to limit global warming to well-below 2°C above pre-industrial levels and pursuing efforts to limit warming to 1.5°C, as determined by the SBTi.Once the constituents of the Underlying Index are selected pursuant to the above criteria, the constituents are then weighted in a manner designed to reduce the “carbon intensity” (defined, for each company included in the Underlying Index, as its greenhouse gas emissions as a percentage of the company’s enterprise value including cash) in the following ways:■Reduce the carbon intensity of the Underlying Index by at least 60% compared to the parent index, and ■Seek a year-over-year carbon intensity reduction target of at least 7%. Solactive weights each Underlying Index constituent based on its “Carbon Risk Rating,” as calculated by Solactive’s data provider, Institutional Shareholder Services Inc. (“ISS”), with those companies judged to be doing more to reduce emissions being weighted more heavily. A company’s Carbon Risk Rating is a composite score based on two components: (i) the company’s Carbon Risk Classification, and (ii) the company’s Carbon Performance Score, each as assessed by ISS.■The Carbon Risk Classification assesses a company’s exposure to carbon-related transition risks by estimating the emission intensity in the company’s business model, based on its industry and business activities. ■The Carbon Performance Score evaluates the current carbon-related performance of a company as well as a company’s risk management and measures to reduce its carbon intensity in the future. Under the Underlying Index’s methodology, a company may have considerable carbon intensity today, resulting in a poor Carbon Risk Classification, and at the same time be actively working to improve their climate impact and carbon footprint in the future, resulting in a high Carbon Performance Score. These companies are considered to be “climate improvers” and may be included in the Underlying Index.In calculating the Carbon Risk Classification and the Carbon Performance Score, ISS collects data from a range of public and private sources including company annual reports and sustainability reports, United Nations Global Compact Participant Communications on Progress, Principles for Responsible Investment Signatory Reporting, subscription databases such as the Carbon Disclosure Project, and correspondence with individual companies during the rating process.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The fund will invest at least 80% of its total assets (but typically far more) in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace this 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.As of October 31, 2025, the Underlying Index consisted of 1,750 securities, with an average market capitalization of approximately $16.77 billion and a minimum market capitalization of approximately $266 million from issuers in the following countries (may reflect depositary receipts or country of domicile): Australia, Brazil, Cayman Islands, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia, South Africa, South Korea, Switzerland, Taiwan, Thailand, Turkey, Turks and Caicos Islands, the United Arab Emirates, the United Kingdom and the United States. The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers from countries classified as emerging markets, as defined by the index provider. Emerging market countries are countries that are generally considered to be less economically mature than developed nations. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of securities of issuers from China and Taiwan. The fund will not enter into transactions to hedge against declines in the value of the fund's assets that are denominated in foreign currency.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the information technology and financials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The Underlying Index is sponsored by Solactive, which is independent of the fund and the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by Solactive.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.